UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR
                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [X]; Amendment Number:
This Amendment  (Check only one.):[  ] is a restatement
                                  [  ] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD        July 15, 2011
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[ x ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F information Table Entry Total:      109

Form 13F Information Table Value Total:    601,528

List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.


NONE

FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                       Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer               Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------               -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----
Acuity Brands Inc.                COM     00508Y102    1017      18230 SH          Sole                                  18230
Airgas Inc.                       COM     009363102    5479      78226 SH          Sole                 49163            29063
Alexion Pharmaceuticals Inc.      COM     015351109   10309     219202 SH          Sole                135629            83573
Alpha Natural Resources Inc.      COM     02076X102   10632     233982 SH          Sole                145214            88768
American Public Education Inc.    COM     02913V103     927      20836 SH          Sole                                  20836
Bed Bath & Beyond Inc.            COM     075896100   13339     228522 SH          Sole                141427            87095
Blue Nile Inc.                    COM     09578R103     613      13939 SH          Sole                                  13939
Buffalo Wild Wings Inc.           COM     119848109   12046     181656 SH          Sole                103105            78551
Carrizo Oil & Gas Inc.            COM     144577103   12868     308213 SH          Sole                172140           136073
Catalyst Health Solutions Inc.    COM     14888B103   11256     201656 SH          Sole                116959            84697
Cavium Inc.                       COM     14964U108     968      22211 SH          Sole                                  22211
Cepheid                           COM     15670R107    1069      30859 SH          Sole                                  30859
Chart Industries Inc.             COM     16115Q308    1054      19535 SH          Sole                                  19535
Children's Place Retail Stores    COM     168905107    8934     200815 SH          Sole                116385            84430
Cogent Communications Group In    COM     19239V302     760      44704 SH          Sole                                  44704
Coherent Inc.                     COM     192479103    1075      19455 SH          Sole                                  19455
Coinstar Inc.                     COM     19259P300   11643     213480 SH          Sole                120978            92502
Computer Programs & Systems In    COM     205306103     756      11914 SH          Sole                                  11914
Comstock Resources Inc.           COM     205768203     944      32792 SH          Sole                                  32792
Constant Contact Inc.             COM     210313102     865      34100 SH          Sole                                  34100
Crown Holdings Inc.               COM     228368106   10738     276611 SH          Sole                171188           105423
DG Fastchannel Inc.               COM     23326R109    1224      38200 SH          Sole                                  38200
DTS Inc.                          COM     23335C101     789      19451 SH          Sole                                  19451
Deckers Outdoor Corp.             COM     243537107   10385     117823 SH          Sole                 72875            44948
Diamond Foods Inc.                COM     252603105   12488     163579 SH          Sole                 93950            69629
Digital Realty Trust Inc.         COM     253868103   11791     190853 SH          Sole                118082            72771
Dresser-Rand Group Inc.           COM     261608103   10384     193192 SH          Sole                119578            73614
Dupont Fabros Technology Inc.     COM     26613Q106    1008      40003 SH          Sole                                  40003
EQT Corp.                         COM     26884L109    7543     143627 SH          Sole                 89632            53995
Elizabeth Arden Inc.              COM     28660G106    1005      34630 SH          Sole                                  34630
EnerSys Inc.                      COM     29275Y102     861      25020 SH          Sole                                  25020
Equinix Inc.                      COM     29444U502   10952     108412 SH          Sole                 67070            41342
Evercore Partners Inc.            COM     29977A105     896      26876 SH          Sole                                  26876
Fastenal Co.                      COM     311900104   12470     346474 SH          Sole                214422           132052
Finisar Corp.                     COM     31787A507     597      33111 SH          Sole                                  33111
Forward Air Corp.                 COM     349853101     903      26710 SH          Sole                                  26710
Globe Specialty Metals Inc.       COM     37954N206    1309      58379 SH          Sole                                  58379
Great Lakes Dredge & Dock Corp    COM     390607109     572     102593 SH          Sole                                 102593
Green Mountain Coffee Roasters    COM     393122106   15589     174647 SH          Sole                108085            66562
Greenhill & Co.                   COM     395259104    9577     177939 SH          Sole                110099            67840
HMS Holdings Corp.                COM     40425J101   10445     135874 SH          Sole                 84332            51542
Harman International Industrie    COM     413086109    9487     208189 SH          Sole                128801            79388
Helix Energy Solutions Group I    COM     42330P107    1033      62383 SH          Sole                                  62383
Hhgregg Inc.                      COM     42833L108     307      22925 SH          Sole                                  22925
Horsehead Holding Corp.           COM     440694305     604      45332 SH          Sole                                  45332
Huntsman Corp.                    COM     447011107    3017     160029 SH          Sole                100466            59563
IPC The Hospitalist Co. Inc.      COM     44984A105     980      21138 SH          Sole                                  21138
Illumina Inc.                     COM     452327109   10735     142847 SH          Sole                 88398            54449
Insulet Corp.                     COM     45784P101    1093      49280 SH          Sole                                  49280
K12 Inc.                          COM     48273U102     783      23630 SH          Sole                                  23630
Koppers Holdings Inc.             COM     50060P106     831      21917 SH          Sole                                  21917
Legg Mason Inc.                   COM     524901105   10177     310638 SH          Sole                192169           118469
Littelfuse Inc.                   COM     537008104     870      14820 SH          Sole                                  14820
Luminex Corp.                     COM     55027E102     931      44550 SH          Sole                                  44550
MEMC Electronic Materials Inc.    COM     552715104     119      13960 SH          Sole                                  13960
MF Global Ltd.                    COM     55277J108   10201     318718 SH          Sole                752832           565886
Manitowoc Co.                     COM     563571108   11106     659498 SH          Sole                383148           276350
ManpowerGroup                     COM     56418H100    8536     159104 SH          Sole                 98534            60570
Marten Transport Ltd.             COM     573075108     615      28470 SH          Sole                                  28470
Maxwell Technologies Inc.         COM     577767106     736      45460 SH          Sole                                  45460
Medidata Solutions Inc.           COM     58471A105     734      30770 SH          Sole                                  30770
Meru Networks Inc.                COM     59047Q103     247      20600 SH          Sole                                  20600
MetroPCS Communications Inc.      COM     591708102    8589     499099 SH          Sole                308796           190303
Microsemi Corp.                   COM     595137100   10893     531342 SH          Sole                298101           233241
Modine Manufacturing Co.          COM     607828100     721      46898 SH          Sole                                  46898
Mohawk Industries Inc.            COM     608190104    9735     162281 SH          Sole                100364            61917
Monro Muffler Brake Inc.          COM     610236101     845      22654 SH          Sole                                  22654
Moog Inc.                         COM     615394202    8952     205702 SH          Sole                127427            78275
Motricity Inc.                    COM     620107102     377      48815 SH          Sole                                  48815
Navistar International Corp.      COM     63934E108    8813     156096 SH          Sole                 96700            59396
NetSuite Inc.                     COM     64118Q107     784      20012 SH          Sole                                  20012
ON Semiconductor Corp.            COM     682189105    9123     871380 SH          Sole                539395           331985
OPNET Technologies Inc.           COM     683757108    1126      27501 SH          Sole                                  27501
Old Dominion Freight Line Inc.    COM     679580100    9337     250333 SH          Sole                155065            95268
Onyx Pharmaceuticals Inc.         COM     683399109     842      23850 SH          Sole                                  23850
Par Pharmaceutical Cos. Inc.      COM     69888P106     625      18950 SH          Sole                                  18950
Parametric Technology Corp.       COM     699173209   10169     443468 SH          Sole                274308           169160
Peet's Coffee & Tea Inc.          COM     705560100     882      15294 SH          Sole                                  15294
Pegasystems Inc.                  COM     705573103   12109     260130 SH          Sole                144730           115400
Phillips-Van Heusen Corp.         COM     718592108   10694     163343 SH          Sole                101035            62308
Polycom Inc.                      COM     73172K104   11336     176292 SH          Sole                108817            67475
Power Intergrations Inc.          COM     739276103     846      22026 SH          Sole                                  22026
Quality Systems Inc.              COM     747582104    7278      83367 SH          Sole                 51567            31800
RBC Bearings Inc.                 COM     75524B104     928      24578 SH          Sole                                  24578
Rackspace Hosting Inc.            COM     750086100    8533     199648 SH          Sole                123537            76111
RealD Inc.                        COM     75604L105     770      32940 SH          Sole                                  32940
RightNow Technologies Inc.        COM     76657R106    1063      32795 SH          Sole                                  32795
Robert Half International Inc.    COM     770323103    8754     323863 SH          Sole                200583           123280
Rovi Corp.                        COM     779376102   11291     196852 SH          Sole                121800            75052
Royal Caribbean Cruises Ltd.      COM     V7780T103    9046     240329 SH          Sole                148602            91727
Rue21 Inc.                        COM     781295100     868      26710 SH          Sole                                  26710
SPX Corp.                         COM     784635104   10171     123052 SH          Sole                 76253            46799
Salix Pharmaceuticals Ltd.        COM     795435106   11041     277194 SH          Sole                154942           122252
Semtech Corp.                     COM     816850101   11228     410686 SH          Sole                254128           156558
Silicon Laboratories Inc.         COM     826919102     842      20416 SH          Sole                                  20416
Sourcefire Inc.                   COM     83616T108     961      32329 SH          Sole                                  32329
Stifel Financial Corp.            COM     860630102    9264     258338 SH          Sole                145864           112474
Superior Energy Services          COM     868157108   10355     278797 SH          Sole                173036           105761
Tiffany & Co.                     COM     886547108   12075     153777 SH          Sole                 95141            58636
Timken Co.                        COM     887389104    9593     190347 SH          Sole                117611            72736
Trinity Industries Inc.           COM     896522109   10727     307550 SH          Sole                190452           117098
Ultimate Software Group Inc.      COM     90385D107    1031      18950 SH          Sole                                  18950
Ultratech Inc.                    COM     904034105     828      27260 SH          Sole                                  27260
Urban Outfitters Inc.             COM     917047102    7105     252414 SH          Sole                156138            96276
Volcano Corp.                     COM     928645100    1097      33970 SH          Sole                                  33970
W.W. Grainger Inc.                COM     384802104    8942      58194 SH          Sole                 36052            22142
Wesco International Inc.          COM     95082P105    9164     169430 SH          Sole                104902            64528
Wright Express Corp.              COM     98233Q105    1049      20155 SH          Sole                                  20155
athenahealth Inc.                 COM     04685W103    9493     230968 SH          Sole                130634           100334
REPORT SUMMARY                     109 DATA RECORD   601528           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED